Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses

Note 9 - Accrued Expenses

Accrued expenses as of December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
Accrued legal	$145,000	$149,000
Accrued management bonus	50,000	81,000
Accrued directors’ compensation	36,000	-
Accrued stock transfer agent fees	27,000	-
Accrued accounting	23,000	-
Accrued interest	14,000	39,000
Accrued product recall	-	60,000
Accrued other	47,000	36,000
	$342,000	$365,000